INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
At December 31, 2023	Amount	Amortization	Net
	$	$	$
Computer software	37,898	(23,820)	14,078
Customer-related intangible assets	3,647	(478)	3,169
Trademark	2,533	(53)	2,480
Total intangible assets, net	44,078	(24,351)	19,727

	Gross
	Carrying	Accumulated
At December 31, 2022	Amount	Amortization	Net
	$	$	$
Technical know-how	1,443	(1,430)	13
Computer software	37,648	(20,131)	17,517
Total intangible assets, net	39,091	(21,561)	17,530